Balance Sheets - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 30,241,931			$ 6,728,895	$ 4,025,508			$ 945,802
Prepaid expenses and other current assets	257,123			32,113
SAFE note subscription receivable				110,000				500,000
Total current assets	30,499,054			6,871,008				1,445,802
Property and equipment, net	25,490			1,993
Total assets	30,524,544			6,873,001				1,445,802
Current liabilities
Accounts payable	213,211			94,797				18,994
Accrued expenses	375,270			31,777
Accrued compensation	16,844			34,863
Related party loan								10,000
Total current liabilities	605,325			161,437				28,994
SAFE notes				15,224,665				2,047,000
Total liabilities	605,325			15,386,102				2,075,994
Commitments and contingencies (Note 6)
Stockholders' Equity (deficit)
Common stock, par value $0.0001 per share, 1,000,000 shares authorized, 942,235 and 429,235 shares issued and outstanding as of December 31, 2024 and 2023, respectively	5,087			1,632				43
Additional paid-in capital	86,100,946			144,738
Accumulated deficit	(56,186,814)			(8,659,471)				(630,235)
Total stockholders' equity (deficit)	29,919,219	$ (15,638,288)	$ (11,840,060)	(8,513,101)	$ (4,559,033)	$ (2,618,613)	$ (1,485,176)	(630,192)
Total liabilities and stockholders' equity (deficit)	$ 30,524,544			$ 6,873,001				$ 1,445,802